EQUITY AND SHARE BASED PAYMENTS (Schedule of Information About Outstanding Options by Expiry Dates) (Details)	12 Months Ended
Dec. 31, 2019 shares ₪ / shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options | shares	9,020,689
Weighted average exercise price in NIS | ₪ / shares	₪ 23.62
2020 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options | shares	2,218,316
Weighted average exercise price in NIS | ₪ / shares	₪ 37.35
2021 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options | shares	1,828,653
Weighted average exercise price in NIS | ₪ / shares	₪ 20.27
2022 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options | shares	607,657
Weighted average exercise price in NIS | ₪ / shares	₪ 23.5
2023 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options | shares	728,040
Weighted average exercise price in NIS | ₪ / shares	₪ 19.4
2024 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options | shares	2,405,797
Weighted average exercise price in NIS | ₪ / shares	₪ 18.6
2025 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options | shares	1,232,226
Weighted average exercise price in NIS | ₪ / shares	₪ 16.21